Deferred Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	3 Months Ended
Jun. 30, 2014
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	2014	2013
Tax benefit computed at U.S. statutory rates	$(229,000)	$(205,000)

Increases (decreases) in taxes resulting from:
Non-deductible items	145,000	22,000
Change in valuation allowance	91,000	198,000
State taxes	(7,000)	(15,000)
Total	$-	$-